UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment  [  ]; Amendment Number: ______
This Amendment (Check only one.):  [  ] is a restatement.
		                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	  Alpine Securities USVI, LLC
Address:  6100 Red Hook
	  Quarter #2, Suite A3-1
	  St. Thomas, VI 00802

Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Andrew Park
Title:	Chief Operating Officer
Phone:  646-961-3213


Signature, Place, and Date of Signing:

  (s) Andrew Park       St. Thomas, US Virgin Islands       8/15/2012
-------------------  ----------------------------------	  -------------
    [Signature]     	     [City, State]		     [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
    report, and all holdings are reported by other 	reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total: $80,157
				       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

					NONE


                                                             VALUE              SH/  PUT/INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP    ($000's)   AMOUNT   PRN  CALLDISCRETION  MANAGER   SOLE  SHARED NONE
----------------------------------------------------------  --------  ----------------------------------------------------------

ALEXANDRIA REAL ESTATE EQ IN          COM        015271109     293      4192    SH          SOLE               4192
AMERICAN EXPRESS CO                   COM        025816109     340      8100    SH          SOLE               8100
ASSURANT INC                          COM        04621X108     342      8400    SH          SOLE               8400
AUTOMATIC DATA PROCESSING IN          COM        053015103     340      8100    SH          SOLE               8100
AUTONATION INC                        COM        05329W102     332     14300    SH          SOLE              14300
BANK OF AMERICA CORPORATION           COM        060505104    5634     430000   SH          SOLE              430000
BOEING CO                             COM        097023105     353      5300    SH          SOLE               5300
BROADCOM CORP                        CL A        111320107    3539      5336    SH          SOLE               5336
BROWN FORMAN CORP                    CL B        115637209     339      5500    SH          SOLE               5500
CARDINAL HEALTH INC                   COM        14149Y108     337     10200    SH          SOLE              10200
CHUBB CORP                            COM        171232101     331      5800    SH          SOLE               5800
CITIGROUP INC                         COM        172967101     47      12000    SH          SOLE              12000
COMERICA INC                   *W EXP 11/14/201  200340115    9755     762100   SH          SOLE              762100
CONSTELLATION BRANDS INC             CL A        21036P108     333     18800    SH          SOLE              18800
SELECT SECTOR SPDR TR           SBI CONS DISCR   81369Y407     611     18276    SH          SOLE              18276
CONVERTED ORGANICS INC                COM        21254S107     86      200000   SH          SOLE              200000
DENTSPLY INTL INC  NEW                COM        249030107     352     11000    SH          SOLE              11000
DEVON ENERGY CORP                     COM        25179M103     350      5400    SH          SOLE               5400
DIRECTV                            COM CL A      25490A101     337      8100    SH          SOLE               8100
DISNEY WALT CO                    COM DISNEY     254687106     324      9800    SH          SOLE               9800
EXXON MOBIL CORP                      COM        30231G102    5148     83312    SH          SOLE              83312
FIRST BANCORP P R                     COM        318672102     48      171468   SH          SOLE              171468
GENERAL MLS INC                       COM        370334104    5236     143300   SH          SOLE              143300
HATTERAS FINL CORP                    COM        41902R103     202      7108    SH          SOLE               7108
HEALTH CARE REIT INC                  COM        42217K106     370      7812    SH          SOLE               7812
HEWLETT PACKARD CO                    COM        428236103    3239     76985    SH          SOLE              76985
INTUIT                                COM        461202103     324      7400    SH          SOLE               7400
ISHARES TR                       RUSSELL 2000    464287655    2633     39000    SH          SOLE              39000
LOCKHEED MARTIN CORP                  COM        539830109     349      4900    SH          SOLE               4900
LOEWS CORP COM                        COM        540424108     341      9000    SH          SOLE               9000
LSI CORPORATION                       COM        502161102    3185     700000   SH          SOLE              700000
MCKESSON CORP                         COM        58155Q103     327      5300    SH          SOLE               5300
MEAD JOHNSON NUTRITION CO             COM        582839106    4991     87700    SH          SOLE              87700
MGM RESORTS INTERNATIONAL             COM        552953101     451     40000    SH          SOLE              40000
MICRON TECHNOLOGY INC                 COM        595112103    1222     169513   SH          SOLE              169513
PDL BIOPHARMA INC                     COM        69329Y104     68      12960    SH          SOLE              12960
PEPSICO INC                           COM        713448108     332      5000    SH          SOLE               5000
PROCTER & GAMBLE CO                   COM        742718109     330      5500    SH          SOLE               5500
REPUBLIC SVCS INC                     COM        760759100     329     10800    SH          SOLE              10800
SEAGATE TECHNOLOGY                    SHS        G7945M107    1178     100000   SH          SOLE              100000
SEARS HLDGS CORP                      COM        812350106     346      4800    SH          SOLE               4800
STEC INC                              COM        784774101     311     25000    SH          SOLE              25000
LAUDER ESTEE COS INC                 CL A        518439104     354      5600    SH          SOLE               5600
SELECT SECTOR SPDR TR            SBI INT-FINL    81369Y605    7499     522787   SH          SOLE              522787
HERSHEY CO                            COM        427866108    5282     111000   SH          SOLE              111000
MCGRAW HILL COS INC                   COM        580645109     364     11000    SH          SOLE              11000
THERMO FISHER SCIENTIFIC INC          COM        883556102    2179     45503    SH          SOLE              45503
TOTAL SYS SVCS INC                    COM        891906109     344     22600    SH          SOLE              22600
UDR INC                               COM        902653104     384     18188    SH          SOLE              18188
UIL HLDG CORP                         COM        902748102     412     14640    SH          SOLE              14640
VALERO ENERGY CORP NEW                COM        91913Y100    1751     100000   SH          SOLE              100000
WAL-MART STORES INC                   COM        931142103     337      6300    SH          SOLE               6300
WASHINGTON FED INC             *W EXP 11/14/201  938824117     427     82800    SH          SOLE              82800
WELLS FARGO & CO NEW           *W EXP 10/28/201  949746119    3745     475294   SH          SOLE              475294
WHITING PETE CORP NEW                 COM        966387102     221      2316    SH          SOLE               2316
WHOLE FOODS MARKET INC                COM        966837106     341      9200    SH          SOLE               9200
ZIONS BANCORPORATION           *W EXP 05/22/202  989701115    1179     200100   SH          SOLE              200100

